BUSINESS COMBINATIONS AND DISPOSITIONS (Details 2) In Millions, unless otherwise specified	1 Months Ended	6 Months Ended	12 Months Ended					12 Months Ended			12 Months Ended
	Jul. 31, 2012 Russian MDI Acquisition USD ($)	Dec. 31, 2012 Russian MDI Acquisition USD ($)	Dec. 31, 2012 Russian MDI Acquisition USD ($)	Dec. 31, 2011 Russian MDI Acquisition USD ($)	Dec. 31, 2010 Russian MDI Acquisition USD ($)	Jul. 03, 2012 Russian MDI Acquisition USD ($)	Jul. 03, 2012 Russian MDI Acquisition EUR (€)	Dec. 31, 2011 Laffans Petrochemicals Limited USD ($)	Dec. 31, 2010 Laffans Petrochemicals Limited USD ($)	Apr. 02, 2011 Laffans Petrochemicals Limited USD ($)	Dec. 31, 2012 Ciba's textile effects business USD ($)	Dec. 31, 2011 Ciba's textile effects business USD ($)	Dec. 31, 2010 Ciba's textile effects business USD ($)
Estimated pro forma revenues and net income attributable
Remaining percentage of noncontrolling interest acquired						55.00%	55.00%
Ownership interest immediately prior to acquisition (as a percent)						45.00%	45.00%
Fair value of previously noncontrolling interest						$ 13
Non-cash pretax loss on consolidation of Investment	4
Discount rate (as a percent)	17.00%
Terminal growth rate (as a percent)	4.00%
Acquisition cost
Cash payments made						16	13			23
Fair value of assets acquired and liabilities assumed:
Accounts receivable						2				9
Inventories						9				2
Other current assets						1				2
Property, plant and equipment						31				12
Intangible assets										3
Accounts payable						(4)				(3)
Accrued liabilities						(1)				(1)
Other noncurrent liabilities										(1)
Deferred income taxes						(2)
Long-term debt						(7)
Total fair value of net assets acquired						29				23
Revenues		28
Earnings		1
Estimated pro forma revenues and net income (loss) attributable to business acquisition
Revenues			11,231	11,257	9,277			11,235	9,301
Net income attributable to business acquisition								254	181
Additional extraordinary gain (loss) on the acquisition											$ 2	$ 4	$ (1)